Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Japan ETF(a)	4,946,340	$318,494,833

Total Investment Companies — 99.8% (Cost: $297,422,711)		318,494,833

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	130,000	130,000

Total Short-Term Investments — 0.1% (Cost: $130,000)		130,000

Total Investments in Securities — 99.9% (Cost: $297,552,711)		318,624,833

Other Assets, Less Liabilities — 0.1%		409,148

Net Assets — 100.0%		$319,033,981

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$130,000	(a)	$—	$—	$—	$130,000	130,000	$33	$—
iShares MSCI Japan ETF	247,444,914	173,249,526		(131,720,259)	(393,191)	29,913,843	318,494,833	4,946,340	—	—

					$(393,191)	$29,913,843	$318,624,833		$33	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	5,067,000	USD	48,199	CBA	12/03/20	$336
JPY	180,132,000	USD	1,711,195	CITI	12/03/20	14,226
JPY	2,211,135,000	USD	21,144,849	SSB	12/03/20	34,837
JPY	357,949,000	USD	3,396,329	UBS	12/03/20	32,338
USD	3,458,516	JPY	360,306,000	CITI	12/03/20	7,271
USD	3,432,797	JPY	356,473,000	RBS	12/03/20	18,268
USD	24,366,614	JPY	2,538,678,800	MS	01/06/21	29,184
USD	298,894,880	JPY	31,140,825,200	UBS	01/06/21	358,631
USD	3,486,757	JPY	363,522,000	Westpac Banking Corp.	01/06/21	1,799

						496,890

JPY	176,999,000	USD	1,704,985	JPM	12/03/20	(9,574)
JPY	2,538,678,800	USD	24,346,354	MS	12/03/20	(29,241)

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	27,855,510,200	USD	267,135,078	UBS	12/03/20	$(316,925)
USD	59,927	JPY	6,281,000	BOA	12/03/20	(237)
USD	232,598,119	JPY	24,307,736,200	JPM	12/03/20	(237,152)
USD	27,513,826	JPY	2,875,316,800	MS	12/03/20	(27,825)
USD	42,133,328	JPY	4,414,440,000	SSB	12/03/20	(151,043)
USD	9,614,533	JPY	1,004,918,000	UBS	12/03/20	(11,223)

						(783,220)

	Net unrealized depreciation					$(286,330)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$318,494,833	$—	$—	$318,494,833
Money Market Funds	130,000	—	—	130,000

	$318,624,833	$—	$—	$318,624,833

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$496,890	$—	$496,890
Liabilities
Forward Foreign Currency Exchange Contracts	—	(783,220)	—	(783,220)

	$—	$(286,330)	$—	$(286,330)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BOA	Bank of America N.A.	MS	Morgan Stanley & Co. International PLC
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland PLC
CITI	Citibank N.A.	SSB	State Street Bank and Trust Co.
JPM	JPMorgan Chase Bank N.A.	UBS	UBS AG

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

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